Shareholder Report, Holdings (Details)	May 31, 2025
C000229260 | Americas
Holdings [Line Items]
Percent of Total Investments	90.63%
C000229260 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.37%
C000229260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	21.38%
C000229260 | Financials
Holdings [Line Items]
Percent of Total Investments	17.56%
C000229260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.27%
C000229260 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.44%
C000229260 | Technology
Holdings [Line Items]
Percent of Total Investments	9.31%
C000229260 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.82%
C000229260 | Energy
Holdings [Line Items]
Percent of Total Investments	7.81%
C000229260 | Materials
Holdings [Line Items]
Percent of Total Investments	4.75%
C000229260 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.66%
C000216184 | Americas
Holdings [Line Items]
Percent of Total Investments	83.35%
C000216184 | EMEA
Holdings [Line Items]
Percent of Total Investments	16.65%
C000216184 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	23.68%
C000216184 | Financials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000216184 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	21.61%
C000216184 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	15.27%
C000216184 | Technology
Holdings [Line Items]
Percent of Total Investments	3.76%
C000216184 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216184 | Energy
Holdings [Line Items]
Percent of Total Investments	0.28%
C000216184 | Materials
Holdings [Line Items]
Percent of Total Investments	3.26%
C000216184 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.24%